Net Contributions (Withdrawals) by Contract Owners (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net Contributions Withdrawals By Contract Owners [Line Items]
Contract owner net payments	$ 42,430	$ 18,978	$ 226,720	$ 204,120
Policy loans	(4,305)	(35,560)	(60,010)	(81,617)
Policy loan repayments and interest	10,360	19,075	120,571	224,491
Surrenders, withdrawals and death benefits	(58,543)	(102,351)	(348,768)	(377,371)
Net transfers from/(to) other subaccounts or fixed rate option	(64,757)	(277,356)	(67,215)	(74,594)
Miscellaneous transactions	1,496	1,086	3,643	(143)
Administrative and other charges	(34,262)	(118,044)	(165,279)	(179,133)
Net Contributions (Withdrawals) by Contract Owners	(107,581)	(494,172)	(290,338)	(284,247)
VAL
Net Contributions Withdrawals By Contract Owners [Line Items]
Contract owner net payments	38,231	16,732	202,296	177,039
Policy loans	(3,611)	(28,869)	(54,789)	(74,651)
Policy loan repayments and interest	9,327	18,569	115,177	216,440
Surrenders, withdrawals and death benefits	(55,492)	(78,125)	(277,284)	(333,384)
Net transfers from/(to) other subaccounts or fixed rate option	(48,700)	(243,575)	(56,157)	(32,272)
Miscellaneous transactions	1,128	839	2,372	(161)
Administrative and other charges	(29,091)	(103,518)	(138,896)	(148,456)
Net Contributions (Withdrawals) by Contract Owners	(88,209)	(417,947)	(207,281)	(195,445)
VLI
Net Contributions Withdrawals By Contract Owners [Line Items]
Contract owner net payments	4,199	2,246	24,424	27,081
Policy loans	(694)	(6,691)	(5,221)	(6,966)
Policy loan repayments and interest	1,033	506	5,394	8,051
Surrenders, withdrawals and death benefits	(3,051)	(24,226)	(71,484)	(28,366)
Net transfers from/(to) other subaccounts or fixed rate option	(16,057)	(33,781)	(4,703)	(42,322)
Miscellaneous transactions	368	247	1,273	(27)
Administrative and other charges	(5,159)	(14,492)	(25,932)	(29,926)
Net Contributions (Withdrawals) by Contract Owners	(19,361)	(76,191)	(76,249)	(72,475)
SPVA
Net Contributions Withdrawals By Contract Owners [Line Items]
Contract owner net payments	0	0	0	0
Policy loans	0	0	0	0
Policy loan repayments and interest	0	0	0	0
Surrenders, withdrawals and death benefits	0	0	0	0
Net transfers from/(to) other subaccounts or fixed rate option	0	0	0	0
Miscellaneous transactions	0	0	0	0
Administrative and other charges	0	0	0	0
Net Contributions (Withdrawals) by Contract Owners	0	0	0	0
SPVL
Net Contributions Withdrawals By Contract Owners [Line Items]
Contract owner net payments	0	0	0	0
Policy loans	0	0	0	0
Policy loan repayments and interest	0	0	0	0
Surrenders, withdrawals and death benefits	0	0	0	(15,621)
Net transfers from/(to) other subaccounts or fixed rate option	0	0	(6,355)	0
Miscellaneous transactions	0	0	(2)	45
Administrative and other charges	(12)	(34)	(451)	(751)
Net Contributions (Withdrawals) by Contract Owners	$ (12)	$ (34)	$ (6,808)	$ (16,327)